Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of accounts payable to related parties

The Company’s accounts payable to related parties are comprised as follows:

	At December 31,
	2024	2023	2022
		(in Euros)
San Raffaele Hospital (OSR)	€180,116	€170,888	€150,206
Carlo Russo	-	-	198
Richard Slansky	-	-	1,584
Total	€180,116	€170,888	€151,988

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At December 31,
	2024	2023	2022
		(in Euros)
San Raffaele Hospital (OSR)	€128,188	€413,935	€176,559
Pierluigi Paracchi	336,000	175,254	112,501
Richard Slansky	243,101	116,738	81,369
Carlo Russo	324,055	155,651	118,778
Total	€1,031,345	€861,578	€489,207

Research and Development Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	For the Year Ended December 31, 2024
	Third Parties	Related Parties	Total
(In Euros)
Consultants & other third parties	€262,229	€753,679	€1,015,908
Materials & supplies	2,301,038	-	2,301,038
Compensation (including share-based)	744,959	695,764	1,440,723
Travel & entertainment	29,137	-	29,137
Other	26,048	-	26,048
Total	€3,363,410	€1,449,443	€4,812,854

	For the Year Ended December 31, 2023
	Third Parties	Related Parties	Total
(in Euros)
Consultants & other third parties	€305,289	€1,331,166	€1,636,455
Materials & supplies	3,639,920	-	3,639,920
Compensation (including share-based)	467,557	645,932	1,113,489
Travel & entertainment	44,243	-	44,243
Other	39,965	369	40,334
Total	€4,496,974	€1,977,467	€6,474,441

	For the Year Ended December 31, 2022
	Third Parties	Related Parties	Total
		(in Euros)
Consultants & other third parties	€804,341	€726,082	€1,530,423
Materials & supplies	2,790,982	-	2,790,982
Compensation (including share-based)	412,085	580,196	992,281
Other	25,276	-	25,276
Total	€4,032,684	€1,306,278	€5,338,962

General and Administrative Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	For the Year Ended December 31, 2024
	Third Parties	Related Parties	Total
(In Euros)
Compensation (including share-based)	€1,019,056	€1,459,302	€2,478,358
Accounting, legal & other professional	828,592	-	828,592
Communication & IT related Facility	188,951		188,951
Facility & insurance related	3,348	14,795	18,143
Consultants & other third parties	561,458	-	561,458
Other	874,165	1,789	875,954
Total	€3,475,570	€1,475,886	€4,951,456

	For the Year Ended December 31, 2023
	Third Parties	Related Parties	Total
(In Euros)
Compensation (including share-based)	€1,218,299	€1,317,068	€2,535,367
Accounting, legal & other professional	1,026,534	-	1,026,534
Communication & IT related Facility	166,416		166,416
Facility & insurance related	6,180	15,731	21,911
Consultants & other third parties	610,103	-	610,103
Other	896,018	2,152	898,170
Total	€3,923,550	€1,334,951	€5,258,501

	For the Year Ended December 31, 2022
	Third Parties	Related Parties	Total
		(in Euros)
Compensation (including share-based)	€1,293,880	€1,268,974	€2,562,854
Accounting, legal & other professional	781,817	-	781,817
Communication & IT related	171,380	-	171,380
Facility & insurance related	1,241,692	14,815	1,256,507
Consultants & other third parties	593,788	-	593,788
Other	331,824	6,860	338,684
Total	€4,414,381	€1,290,649	€5,705,030